Schedule of Investments
(unaudited)
July 31, 2023
iShares
®
Morningstar Mid-Cap Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 2.3%
Axon Enterprise, Inc.
(a)
............... 25,995 $ 4,833,251
HEICO Corp. ..................... 14,803 2,605,032
HEICO Corp., Class A ................ 25,889 3,633,521
Howmet Aerospace, Inc. .............. 136,228 6,966,700
Huntington Ingalls Industries, Inc. ........ 7,499 1,722,295
Textron, Inc. ...................... 24,582 1,911,742
TransDigm Group, Inc. ............... 19,319 17,381,691
39,054,232
Air Freight & Logistics — 0.3%
CH Robinson Worldwide, Inc. .......... 13,512 1,353,632
Expeditors International of Washington, Inc. . 22,746 2,895,566
4,249,198
Automobile Components — 0.8%
Aptiv plc
(a)
........................ 100,184 10,969,146
BorgWarner, Inc. ................... 34,727 1,614,806
Lear Corp. ....................... 8,063 1,247,830
13,831,782
Automobiles — 0.1%
Lucid Group, Inc.
(a)(b)
................. 304,067 2,313,950
Banks — 0.4%
First Citizens BancShares, Inc., Class A .... 4,396 6,291,995
Beverages — 0.4%
Brown-Forman Corp., Class A .......... 20,584 1,480,196
Brown-Forman Corp., Class B, NVS ...... 67,742 4,782,585
6,262,781
Biotechnology — 3.0%
(a)
Alnylam Pharmaceuticals, Inc. .......... 46,119 9,011,653
Apellis Pharmaceuticals, Inc. ........... 36,659 943,969
BioMarin Pharmaceutical, Inc. .......... 69,514 6,112,366
Exact Sciences Corp. ................ 66,808 6,516,452
Horizon Therapeutics plc .............. 40,558 4,066,751
Incyte Corp. ...................... 68,571 4,369,344
Karuna Therapeutics, Inc.
(b)
............ 6,150 1,228,586
Neurocrine Biosciences, Inc. ........... 36,135 3,681,795
Sarepta Therapeutics, Inc. ............. 34,497 3,739,130
Seagen, Inc. ...................... 51,389 9,855,382
49,525,428
Broadline Retail — 0.8%
Coupang, Inc., Class A
(a)(b)
............. 256,925 4,663,189
eBay, Inc. ........................ 86,216 3,837,474
Etsy, Inc.
(a)
....................... 45,682 4,643,575
13,144,238
Building Products — 1.9%
Allegion plc ....................... 20,058 2,343,978
AO Smith Corp. .................... 25,634 1,861,797
Builders FirstSource, Inc.
(a)
............ 25,569 3,692,931
Carlisle Cos., Inc. .................. 12,271 3,401,521
Carrier Global Corp. ................. 112,952 6,726,292
Lennox International, Inc. ............. 5,644 2,073,831
Trane Technologies plc ............... 56,618 11,291,894
31,392,244
Capital Markets — 3.4%
Ameriprise Financial, Inc. ............. 15,719 5,477,286
Ares Management Corp., Class A ........ 59,488 5,902,399
FactSet Research Systems, Inc. ......... 14,195 6,175,393
Interactive Brokers Group, Inc., Class A .... 38,154 3,331,989
LPL Financial Holdings, Inc. ............ 28,761 6,596,623
Security
Shares
Shares Value
Capital Markets (continued)
MarketAxess Holdings, Inc. ............ 13,946 $ 3,754,542
Morningstar, Inc. ................... 9,336 2,151,761
MSCI, Inc. ....................... 29,653 16,252,216
Nasdaq, Inc. ...................... 50,190 2,534,093
Raymond James Financial, Inc. ......... 38,395 4,226,138
SEI Investments Co. ................. 19,064 1,200,841
57,603,281
Chemicals — 1.5%
Albemarle Corp. ................... 23,109 4,905,579
DuPont de Nemours, Inc. ............. 76,377 5,929,147
FMC Corp. ....................... 18,654 1,795,074
Olin Corp. ........................ 17,930 1,034,202
PPG Industries, Inc. ................. 53,750 7,734,625
RPM International, Inc. ............... 24,567 2,538,017
Westlake Corp. .................... 7,385 1,015,437
24,952,081
Commercial Services & Supplies — 1.2%
Copart, Inc.
(a)
..................... 158,848 14,040,575
Rollins, Inc. ....................... 85,781 3,502,438
Tetra Tech, Inc. .................... 19,712 3,335,467
20,878,480
Communications Equipment — 0.1%
F5, Inc.
(a)
........................ 7,470 1,182,053
Construction & Engineering — 0.9%
AECOM ......................... 26,082 2,269,134
EMCOR Group, Inc. ................. 10,190 2,191,258
Quanta Services, Inc. ................ 34,933 7,043,191
WillScot Mobile Mini Holdings Corp.
(a)
..... 74,925 3,592,654
15,096,237
Construction Materials — 1.3%
Martin Marietta Materials, Inc. .......... 22,946 10,244,471
Vulcan Materials Co. ................ 49,280 10,866,240
21,110,711
Consumer Finance — 0.4%
Discover Financial Services ............ 57,544 6,073,769
Consumer Staples Distribution & Retail — 2.1%
BJ's Wholesale Club Holdings, Inc.
(a)
...... 24,796 1,644,222
Casey's General Stores, Inc. ........... 8,780 2,218,355
Dollar Tree, Inc.
(a)
................... 77,003 11,883,873
Performance Food Group Co.
(a)
......... 57,828 3,455,801
Sysco Corp. ...................... 187,638 14,318,656
US Foods Holding Corp.
(a)
............. 53,282 2,276,740
35,797,647
Containers & Packaging — 0.4%
Avery Dennison Corp. ................ 12,591 2,316,870
Ball Corp. ........................ 52,283 3,068,489
Crown Holdings, Inc. ................ 15,051 1,396,131
6,781,490
Distributors — 0.5%
Genuine Parts Co. .................. 24,475 3,811,247
LKQ Corp. ....................... 28,482 1,560,529
Pool Corp. ....................... 8,704 3,348,777
8,720,553
Diversified Consumer Services — 0.1%
Service Corp. International ............ 21,923 1,461,168

Schedule of Investments
(unaudited) (continued)
July 31, 2023
iShares
®
Morningstar Mid-Cap Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Electric Utilities — 0.8%
Constellation Energy Corp. ............ 120,138 $ 11,611,338
NRG Energy, Inc. ................... 26,878 1,021,095
12,632,433
Electrical Equipment — 2.0%
AMETEK, Inc. ..................... 85,358 13,537,779
Hubbell, Inc. ...................... 19,840 6,190,080
Rockwell Automation, Inc. ............. 42,541 14,306,113
34,033,972
Electronic Equipment, Instruments & Components — 2.5%
CDW Corp. ....................... 49,917 9,337,973
Cognex Corp. ..................... 63,915 3,491,037
Flex Ltd.
(a)
........................ 57,632 1,576,812
Jabil, Inc. ........................ 28,506 3,154,759
Keysight Technologies, Inc.
(a)
........... 39,807 6,412,112
TE Connectivity Ltd. ................. 60,316 8,654,743
Teledyne Technologies, Inc.
(a)
........... 9,954 3,827,612
Trimble, Inc.
(a)
..................... 42,574 2,290,481
Zebra Technologies Corp., Class A
(a)
...... 10,963 3,376,165
42,121,694
Energy Equipment & Services — 1.0%
Baker Hughes Co., Class A ............ 217,759 7,793,595
Halliburton Co. .................... 215,244 8,411,735
16,205,330
Entertainment — 2.0%
Electronic Arts, Inc. ................. 42,542 5,800,602
Liberty Media Corp.-Liberty Formula One,
Class A
(a)
...................... 6,026 387,351
Liberty Media Corp.-Liberty Formula One,
Class C, NVS
(a)
.................. 52,586 3,817,744
Live Nation Entertainment, Inc.
(a)
........ 53,295 4,676,636
ROBLOX Corp., Class A
(a)
............. 136,965 5,375,876
Take-Two Interactive Software, Inc.
(a)
...... 58,725 8,981,401
Warner Bros Discovery, Inc.
(a)
.......... 335,656 4,387,024
33,426,634
Financial Services — 1.8%
Block, Inc., Class A
(a)
................ 201,567 16,232,190
FleetCor Technologies, Inc.
(a)
........... 15,572 3,876,027
Global Payments, Inc. ............... 32,327 3,564,052
Jack Henry & Associates, Inc. .......... 26,991 4,522,882
WEX, Inc.
(a)
....................... 8,481 1,605,877
29,801,028
Food Products — 1.6%
Darling Ingredients, Inc.
(a)(b)
............ 38,590 2,672,358
Hershey Co. (The) .................. 54,549 12,617,729
Hormel Foods Corp. ................. 33,832 1,383,052
Lamb Weston Holdings, Inc. ........... 53,966 5,592,497
McCormick & Co., Inc., NVS ........... 55,182 4,937,685
27,203,321
Gas Utilities — 0.1%
Atmos Energy Corp. ................. 18,793 2,287,296
Ground Transportation — 1.3%
JB Hunt Transport Services, Inc. ........ 30,710 6,262,997
Knight-Swift Transportation Holdings, Inc. .. 18,539 1,126,244
Old Dominion Freight Line, Inc.
(b)
........ 33,303 13,970,276
U-Haul Holding Co. ................. 1,413 85,995
21,445,512
Health Care Equipment & Supplies — 4.7%
Align Technology, Inc.
(a)
............... 26,359 9,960,802
Cooper Cos., Inc. (The) .............. 12,389 4,847,320
Security
Shares
Shares Value
Health Care Equipment & Supplies (continued)
GE HealthCare Technologies, Inc. ....... 54,836 $ 4,277,208
Hologic, Inc.
(a)
..................... 32,293 2,564,710
IDEXX Laboratories, Inc.
(a)
............. 30,742 17,053,510
Insulet Corp.
(a)
..................... 25,817 7,144,855
Masimo Corp.
(a)(b)
................... 17,898 2,188,925
Penumbra, Inc.
(a)
................... 14,171 4,298,915
ResMed, Inc. ..................... 54,407 12,097,396
Shockwave Medical, Inc.
(a)
............. 13,571 3,536,603
STERIS plc ....................... 36,765 8,292,346
Teleflex, Inc.
(b)
..................... 8,426 2,116,358
78,378,948
Health Care Providers & Services — 0.5%
agilon health, Inc.
(a)(b)
................ 108,428 2,076,396
Chemed Corp. ..................... 3,471 1,808,703
Molina Healthcare, Inc.
(a)
.............. 12,309 3,747,968
7,633,067
Health Care REITs — 0.6%
Healthpeak Properties, Inc. ............ 88,307 1,927,742
Welltower, Inc. ..................... 106,576 8,755,218
10,682,960
Health Care Technology — 0.7%
Veeva Systems, Inc., Class A
(a)(b)
........ 53,961 11,019,915
Hotel & Resort REITs — 0.3%
Host Hotels & Resorts, Inc. ............ 263,399 4,846,542
Hotels, Restaurants & Leisure — 4.7%
Aramark ......................... 40,527 1,636,075
Caesars Entertainment, Inc.
(a)
.......... 79,697 4,703,717
Churchill Downs, Inc. ................ 24,400 2,826,740
Darden Restaurants, Inc. ............. 23,226 3,923,336
Domino's Pizza, Inc. ................. 7,590 3,011,256
DoorDash, Inc., Class A
(a)
............. 97,577 8,859,016
DraftKings, Inc., Class A
(a)
............. 171,045 5,435,810
Hilton Worldwide Holdings, Inc. ......... 98,008 15,239,264
MGM Resorts International ............ 111,831 5,677,660
Royal Caribbean Cruises Ltd.
(a)(b)
........ 52,254 5,701,434
Vail Resorts, Inc. ................... 14,934 3,516,808
Wynn Resorts Ltd. .................. 38,347 4,179,056
Yum! Brands, Inc. .................. 103,722 14,279,408
78,989,580
Household Products — 0.6%
Church & Dwight Co., Inc. ............. 58,287 5,576,317
Clorox Co. (The) ................... 30,300 4,589,844
10,166,161
Independent Power and Renewable Electricity Producers — 0.1%
Vistra Corp. ...................... 43,172 1,211,406
Industrial REITs — 0.3%
Americold Realty Trust, Inc. ............ 48,118 1,559,985
Rexford Industrial Realty, Inc. .......... 74,418 4,099,688
5,659,673
Insurance — 1.9%
American Financial Group, Inc. ......... 8,401 1,021,645
Arch Capital Group Ltd.
(a)
............. 72,793 5,655,288
Brown & Brown, Inc. ................. 87,184 6,142,113
Cincinnati Financial Corp. ............. 25,413 2,733,930
Erie Indemnity Co., Class A, NVS ........ 9,259 2,055,128
Kinsale Capital Group, Inc. ............ 8,063 3,004,516
Markel Group, Inc.
(a)
................. 2,245 3,254,599
RenaissanceRe Holdings Ltd. .......... 9,329 1,742,284
Willis Towers Watson plc .............. 20,330 4,296,339

Schedule of Investments
(unaudited) (continued)
July 31, 2023
iShares
®
Morningstar Mid-Cap Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Insurance (continued)
WR Berkley Corp. .................. 34,229 $ 2,111,587
32,017,429
Interactive Media & Services — 1.1%
(a)
Match Group, Inc. .................. 103,122 4,796,204
Pinterest, Inc., Class A ............... 220,109 6,380,960
Snap, Inc., Class A, NVS .............. 369,323 4,195,509
ZoomInfo Technologies, Inc. ........... 99,926 2,555,108
17,927,781
IT Services — 3.3%
(a)
Akamai Technologies, Inc. ............. 18,764 1,773,198
Cloudflare, Inc., Class A
(b)
............. 107,221 7,373,588
EPAM Systems, Inc. ................. 21,439 5,076,970
Gartner, Inc. ...................... 29,270 10,349,579
GoDaddy, Inc., Class A
(b)
.............. 57,104 4,402,147
MongoDB, Inc., Class A .............. 25,940 10,982,996
Okta, Inc., Class A .................. 57,416 4,412,994
Twilio, Inc., Class A ................. 64,918 4,286,536
VeriSign, Inc. ..................... 33,537 7,074,630
55,732,638
Life Sciences Tools & Services — 4.3%
Agilent Technologies, Inc. ............. 109,506 13,334,546
Avantor, Inc.
(a)(b)
.................... 77,449 1,593,126
Bio-Rad Laboratories, Inc., Class A
(a)
...... 7,911 3,206,803
Bio-Techne Corp. ................... 58,308 4,862,887
Bruker Corp. ...................... 36,984 2,541,540
Charles River Laboratories International, Inc.
(a)
18,960 3,972,878
Illumina, Inc.
(a)
..................... 29,331 5,635,952
IQVIA Holdings, Inc.
(a)
................ 38,568 8,629,976
Mettler-Toledo International, Inc.
(a)
....... 8,149 10,247,123
Repligen Corp.
(a)(b)
.................. 19,182 3,290,864
Waters Corp.
(a)(b)
................... 14,433 3,986,539
West Pharmaceutical Services, Inc. ...... 27,498 10,120,364
71,422,598
Machinery — 5.3%
Cummins, Inc. ..................... 22,541 5,878,693
Dover Corp. ...................... 31,304 4,569,445
Fortive Corp. ...................... 71,132 5,573,192
Graco, Inc. ....................... 62,337 4,945,194
IDEX Corp. ....................... 27,993 6,321,099
Ingersoll Rand, Inc. ................. 149,807 9,777,903
Lincoln Electric Holdings, Inc. .......... 21,319 4,278,936
Middleby Corp. (The)
(a)
............... 9,867 1,498,304
Nordson Corp. ..................... 19,941 5,017,355
Otis Worldwide Corp. ................ 81,110 7,377,766
Parker-Hannifin Corp. ................ 32,319 13,251,113
Pentair plc ....................... 26,871 1,867,535
Toro Co. (The) ..................... 38,625 3,926,231
Westinghouse Air Brake Technologies Corp. . 35,559 4,211,608
Xylem, Inc. ....................... 88,611 9,990,890
88,485,264
Media — 1.2%
(a)
Liberty Broadband Corp., Class A ........ 5,777 513,171
Liberty Broadband Corp., Class C, NVS .... 43,848 3,908,172
Trade Desk, Inc. (The), Class A ......... 164,450 15,007,707
19,429,050
Metals & Mining — 0.2%
Royal Gold, Inc. .................... 24,341 2,924,328
Multi-Utilities — 0.6%
Ameren Corp. ..................... 48,277 4,135,890
CenterPoint Energy, Inc. .............. 93,663 2,818,320
Security
Shares
Shares Value
Multi-Utilities (continued)
CMS Energy Corp. .................. 41,460 $ 2,531,962
9,486,172
Office REITs — 0.2%
Alexandria Real Estate Equities, Inc. ...... 26,213 3,294,450
Oil, Gas & Consumable Fuels — 2.1%
Cheniere Energy, Inc. ................ 50,088 8,107,244
Coterra Energy, Inc. ................. 156,163 4,300,729
Devon Energy Corp. ................. 113,101 6,107,454
Diamondback Energy, Inc. ............. 28,966 4,267,271
EQT Corp. ....................... 79,984 3,373,725
Marathon Oil Corp. .................. 76,594 2,012,124
Ovintiv, Inc. ....................... 34,375 1,584,344
Targa Resources Corp. ............... 33,833 2,773,968
Texas Pacific Land Corp. .............. 2,276 3,428,339
35,955,198
Passenger Airlines — 0.8%
American Airlines Group, Inc.
(a)
.......... 122,108 2,045,309
Delta Air Lines, Inc. ................. 111,490 5,157,527
Southwest Airlines Co. ............... 93,822 3,204,959
United Airlines Holdings, Inc.
(a)
.......... 52,576 2,855,403
13,263,198
Personal Care Products — 0.0%
Coty, Inc., Class A
(a)
................. 51,181 616,219
Pharmaceuticals — 0.1%
Catalent, Inc.
(a)
.................... 19,578 949,925
Professional Services — 4.2%
Booz Allen Hamilton Holding Corp. ....... 21,801 2,639,665
Broadridge Financial Solutions, Inc. ...... 43,689 7,336,257
Ceridian HCM Holding, Inc.
(a)
........... 57,412 4,065,344
Equifax, Inc. ...................... 45,427 9,270,742
Genpact Ltd. ...................... 25,180 908,746
Jacobs Solutions, Inc. ................ 20,582 2,581,189
KBR, Inc. ........................ 31,101 1,912,400
Paychex, Inc. ..................... 118,825 14,908,973
Paycom Software, Inc. ............... 18,005 6,639,524
Paylocity Holding Corp.
(a)
............. 15,310 3,473,073
Robert Half, Inc. ................... 18,414 1,365,398
TransUnion ....................... 41,674 3,321,001
Verisk Analytics, Inc. ................. 53,622 12,276,221
70,698,533
Real Estate Management & Development — 1.2%
(a)
CBRE Group, Inc., Class A
(b)
........... 38,628 3,218,099
CoStar Group, Inc. .................. 151,299 12,704,577
Zillow Group, Inc., Class A ............. 21,076 1,121,665
Zillow Group, Inc., Class C, NVS
(b)
....... 59,445 3,219,541
20,263,882
Residential REITs — 2.5%
American Homes 4 Rent, Class A ........ 69,736 2,613,705
AvalonBay Communities, Inc. .......... 29,664 5,596,114
Camden Property Trust ............... 39,531 4,312,437
Equity LifeStyle Properties, Inc. ......... 39,883 2,838,872
Equity Residential .................. 65,516 4,320,125
Essex Property Trust, Inc. ............. 10,218 2,488,594
Invitation Homes, Inc. ................ 215,279 7,642,404
Mid-America Apartment Communities, Inc. .. 23,824 3,565,500
Sun Communities, Inc. ............... 46,077 6,003,833
UDR, Inc. ........................ 75,775 3,097,682
42,479,266

Schedule of Investments
(unaudited) (continued)
July 31, 2023
iShares
®
Morningstar Mid-Cap Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Retail REITs — 0.6%
Federal Realty Investment Trust ......... 15,248 $ 1,547,977
Realty Income Corp. ................. 121,186 7,388,710
Regency Centers Corp. .............. 20,468 1,341,268
10,277,955
Semiconductors & Semiconductor Equipment — 5.6%
Enphase Energy, Inc.
(a)
............... 50,759 7,706,739
Entegris, Inc.
(b)
.................... 55,428 6,081,006
First Solar, Inc.
(a)
................... 36,788 7,629,831
Lattice Semiconductor Corp.
(a)
.......... 50,977 4,635,848
Marvell Technology, Inc. .............. 318,176 20,722,803
Microchip Technology, Inc. ............. 97,786 9,186,017
Monolithic Power Systems, Inc. ......... 16,678 9,331,174
NXP Semiconductors NV ............. 41,503 9,254,339
ON Semiconductor Corp.
(a)
............ 76,980 8,294,595
Skyworks Solutions, Inc. .............. 21,224 2,427,389
SolarEdge Technologies, Inc.
(a)(b)
........ 20,862 5,037,338
Teradyne, Inc. ..................... 27,422 3,097,041
93,404,120
Software — 9.3%
ANSYS, Inc.
(a)
..................... 32,087 10,976,963
Aspen Technology, Inc.
(a)
.............. 10,846 1,936,011
Atlassian Corp., Class A
(a)(b)
............ 56,249 10,233,943
Bentley Systems, Inc., Class B
(b)
......... 74,096 3,992,292
BILL Holdings, Inc.
(a)(b)
................ 35,462 4,444,807
Black Knight, Inc.
(a)
.................. 29,615 2,082,527
Crowdstrike Holdings, Inc., Class A
(a)
...... 82,997 13,417,295
Datadog, Inc., Class A
(a)
.............. 93,267 10,886,124
DocuSign, Inc.
(a)
................... 74,924 4,032,410
Dynatrace, Inc.
(a)
................... 80,282 4,390,623
Fair Isaac Corp.
(a)
................... 9,249 7,750,385
HubSpot, Inc.
(a)
.................... 18,389 10,675,734
Manhattan Associates, Inc.
(a)
........... 22,967 4,377,970
Palantir Technologies, Inc., Class A
(a)
..... 663,587 13,165,566
Procore Technologies, Inc.
(a)
........... 26,124 1,981,505
PTC, Inc.
(a)
....................... 39,443 5,751,184
Splunk, Inc.
(a)
..................... 56,407 6,110,570
Tyler Technologies, Inc.
(a)(b)
............ 15,523 6,156,887
Unity Software, Inc.
(a)(b)
............... 82,739 3,792,756
Workday, Inc., Class A
(a)
.............. 76,214 18,072,626
Zoom Video Communications, Inc., Class A
(a)
81,718 5,994,015
Zscaler, Inc.
(a)
..................... 31,713 5,086,131
155,308,324
Specialized REITs — 1.8%
CubeSmart ....................... 50,089 2,171,859
Digital Realty Trust, Inc. .............. 47,583 5,929,793
Extra Space Storage, Inc. ............. 43,537 6,076,459
Gaming & Leisure Properties, Inc. ....... 30,085 1,427,834
Iron Mountain, Inc. .................. 63,764 3,915,110
Lamar Advertising Co., Class A ......... 10,077 994,600
SBA Communications Corp. ........... 40,129 8,786,245
29,301,900
Specialty Retail — 2.8%
Burlington Stores, Inc.
(a)(b)
............. 24,043 4,270,518
CarMax, Inc.
(a)
..................... 31,685 2,617,498
Five Below, Inc.
(a)
................... 20,617 4,295,346
Floor & Decor Holdings, Inc., Class A
(a)(b)
... 39,354 4,519,807
Ross Stores, Inc. ................... 126,682 14,522,824
Tractor Supply Co. .................. 40,571 9,087,498
Ulta Beauty, Inc.
(a)
.................. 18,551 8,251,485
47,564,976
Security
Shares
Shares Value
Technology Hardware, Storage & Peripherals — 0.2%
NetApp, Inc. ...................... 36,712 $ 2,863,903
Textiles, Apparel & Luxury Goods — 0.3%
Deckers Outdoor Corp.
(a)
.............. 9,756 5,304,240
Trading Companies & Distributors — 2.1%
Fastenal Co. ...................... 211,468 12,394,140
United Rentals, Inc. ................. 13,946 6,480,427
Watsco, Inc. ...................... 12,373 4,679,345
WW Grainger, Inc. .................. 16,533 12,209,455
35,763,367
Water Utilities — 0.5%
American Water Works Co., Inc. ......... 37,975 5,598,654
Essential Utilities, Inc. ................ 48,346 2,044,553
7,643,207
Total Long-Term Investments — 99.7%
(Cost: $1,459,659,407) ........................... 1,665,846,713
Short-Term Securities
Money Market Funds — 4.2%
(c)(d)
BlackRock Cash Funds: Institutional, SL
Agency Shares, 5.42%
(e)
............ 64,823,318 64,836,283
BlackRock Cash Funds: Treasury, SL Agency
Shares, 5.22% .................. 4,208,129 4,208,129
Total Short-Term Securities — 4.2%
(Cost: $69,014,511) .............................. 69,044,412
Total Investments — 103.9%
(Cost: $1,528,673,918 ) ........................... 1,734,891,125
Liabilities in Excess of Other Assets — (3.9)% ............ (64,336,049)
Net Assets — 100.0% ..............................
$ 1,670,555,076
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(unaudited) (continued)
July 31, 2023
iShares
®
Morningstar Mid-Cap Growth ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Affiliated Issuer
Value at
04/30/23
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/23
Shares
Held at
07/31/23 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency Shares $ 86,400,186 $ — $ (21,555,079)
(a)
$ (2,134) $ (6,690) $ 64,836,283 64,823,318 $ 93,639
(b)
$ —
BlackRock Cash Funds: Treasury,
SL Agency Shares ........ 2,452,482 1,755,647
(a)
— — — 4,208,129 4,208,129 34,535 —
$ (2,134) $ (6,690) $ 69,044,412 $ 128,174 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
NASDAQ 100 E-Mini Index ................................................... 6 09/15/23 $ 1,903 $ 67,579
Russell 2000 E-Mini Index .................................................... 24 09/15/23 2,416 140,605
$ 208,184

Schedule of Investments
(unaudited) (continued)
July 31, 2023
iShares
®
Morningstar Mid-Cap Growth ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 1,665,846,713 $ — $ — $ 1,665,846,713
Short-Term Securities
Money Market Funds ...................................... 69,044,412 — — 69,044,412
$ 1,734,891,125 $ — $ — $ 1,734,891,125
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 208,184 $ — $ — $ 208,184
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
MSCI Morgan Stanley Capital International
NASDAQ National Association of Securities Dealers Automated
NVS Non-Voting Shares